BUSINESS DESCRIPTION (Details) - Workforce Reduction in Israel and United States - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023
Restructuring Cost and Reserve [Line Items]
Number of positions expected to be eliminated (percentage)	20.00%	20.00%
Restructuring charges			$ 3.8